Derivatives and Hedging Instruments (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($) instrument	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2011 Other Income [Member] USD ($)	Dec. 31, 2011 Other Income [Member] USD ($)	Dec. 31, 2010 Q-Cells SE [Member] USD ($)	Dec. 31, 2010 Q-Cells SE [Member] EUR (€)	Jun. 30, 2010 Q-Cells SE [Member] USD ($)	Jun. 30, 2010 Q-Cells SE [Member] EUR (€)	Dec. 31, 2010 Q-Cells SE [Member] USD ($)	Dec. 31, 2009 Q-Cells SE [Member] USD ($)	Dec. 31, 2009 Q-Cells SE [Member] EUR (€)	Dec. 31, 2010 Q-Cells SE [Member] Other Income [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap Cash Flow Hedge [Member] USD ($) instrument	Dec. 31, 2010 Interest Rate Swap Cash Flow Hedge [Member] USD ($)	Dec. 31, 2009 Interest Rate Swap Cash Flow Hedge [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap Economic Hedge [Member] USD ($) instrument
Derivatives, Fair Value [Line Items]
Currency forward contracts, net notional amounts	$ 293.2	$ 78.7
Gain reclassified from Accumulated Other Comprehensive Income into earnings for currency forward contracts					14.2
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net				6.6
Notional Amount of Foreign Currency Cash Flow Hedge Derivatives		377.3										70.0
Gain (Loss) on Foreign Currency Cash Flow Hedge Ineffectiveness	0	0								0	0
Number of Interest Rate Derivatives Held	3													3			2
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax														(4.5)	(5.3)	0.8
Gain (Loss) on Interest Rate Cash Flow Hedge Ineffectiveness														(0.7)	(0.2)	0
Interest Rate Cash Flow Hedge Liability at Fair Value																	1.1
Payments to Acquire Equity Method Investments	50.4	18.8	121.7								105.0	72.5
Proceeds from return of equity method investment	95.7	85.3	0			8.0	5.8	77.0	63.5
Gain on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring													17.3
Equity in (loss) earnings of joint ventures, net of tax	$ (62.8)	$ 7.2	$ (11.8)							$ 14.3